Exhibit 99.1

Deloitte LLP 2 New Street Square London EC4A 3BZ Phone: +44 (0)20 7936 3000 Fax: +44 (0)20 7583 1198 www.deloitte.co.uk

Independent Accountant’s Report on Applying Asset Agreed Upon Procedures

The Directors
Pavillion Consumer 2025-1 PLC
10th Floor, 5 Churchill Place
London
E14 5HU
(the “Issuer”)

The Directors
Barclays Bank UK PLC
1 Churchill Place
London
E14 5HP
(the “Seller”)

Barclays Bank PLC
1 Churchill Place
Canary Wharf
London
E14 5HP
(“Barclays”, the “Arranger” and the “Lead Manager”)

and the other Managers (as defined in the Engagement Letter)

17 October 2025

Dear Sirs/Madams,

PROPOSED ISSUE BY PAVILLION CONSUMER 2025-1 PLC OF CONSUMER LOAN BACKED NOTES (the “Issue”)

We have performed the procedures enumerated below on certain consumer loans (the “Loan Pool”), which were agreed to by the Issuer, the Seller, the Arranger and Lead Manager, the Managers and the other Managers (as defined in the Engagement Letter). The procedures were performed to assist you in evaluating the validity of certain characteristics of the Loan Pool. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The appropriateness of these procedures is solely the responsibility of the Issuer, the Seller, the Arranger and Lead Manager and the Managers. Consequently, we make no representation regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report (the “Asset Agreed Upon Procedures Report”) is addressed to the Board of Directors of the Issuer, the Board of Directors of the Seller, the Arranger and Lead Manager and the Managers identified in the Engagement Letter who have agreed to participate in the proposed Issue.

These procedures were established with the Issuer and the Seller, and the appropriateness of the procedures is solely the responsibility of the Issuer, the Seller, the Arranger and Lead Manager and the Managers as discussed above. The Issuer and the Seller shall be solely responsible for providing accurate and complete information requested by Deloitte necessary to perform the procedures. Deloitte has no responsibility for the accuracy or completeness of the information provided by or on behalf of the Issuer and the Seller, even if Deloitte had reason to know or should have known of such inaccuracy or incompleteness

The procedures that we performed and our findings are as follows:

1.            Scope of our work and factual findings

The procedures performed were as defined in Appendix 3 of the Engagement Letter (the “Agreed Upon Procedures”).

The Seller provided us with a data file ‘Pavillion Consumer 25-1 July 2025 BoE Tape_Loans List.xlsx’ (the “First Pool Run”) containing an account number for each of the 376,479 consumer loans in the Loan Pool as of 31 July 2025 (the “Cut-off Date”).

A random sample of 459 loans was selected from the First Pool Run using the sampling approach below (the “Sample”).

The Seller then provided us with the data file ‘Project Barolo - Sample Data Tape (July 2025).xlsx’ containing information for each loan in the Sample (the “Sample Pool”) as at the Cut-off Date.

We have carried out the Agreed Upon Procedures on the Sample Pool during the period 17 to 24 September 2025.

The sampling approach

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed Upon Procedures related to the documentation and procedures that support the Sample Pool contained in the First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.
Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 2.1 to 2.20 under the pool agreed upon procedures section below, has been limited to confirming that the selected attribute from the First Pool Run information relating to the Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed upon Procedures was the Form of Agreement (“FoA”), the data file ‘July Pavillion 2025-1 Consumer - Employment Income CCJ and Bankruptcy checks.xlsx’ (the “MI Data Extract”) and the ALS primary system of record (the "System").

Objectives

On the assumption that the information in the First Pool Run is a complete and accurate representation of the Loan Pool, the sample sizes chosen were designed with the objective of us being able to state that there is a 99% confidence that not more than 1% of the population of the First Pool Run contained an error in the relevant attribute. Where errors were found in the Sample Pool, we have re-calculated the percentage errors that there might be in the First Pool Run and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

2.            Pool agreed upon procedures

For each loan in the Sample Pool we carried out the following agreed upon procedures and have given a confidence and precision percentage for each procedure.

For the purposes of this report, the failure of a single attribute is termed an error.

2.1.	Loan Identifier (AN17)

For each loan in the Sample Pool, we confirmed whether the loan identifier shown on the Sample Pool agreed to that shown on the System. We found that the loan identifier shown on the Sample Pool agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.2.	Borrower Name

For each loan in the Sample Pool, we confirmed whether the borrower name shown on the System agreed to that shown on the FoA. We found that the borrower name shown on the System agreed to the FoA, except for 2 cases.

Loan ID	Description of exception
DT419	FoA unavailable
DT458	FoA unavailable

As a result of the procedures performed there is a 95% confidence that not more than 2% of the First Pool Run contained errors.

2.3.	Loan Currency (AN5)

2.3.1.
For each loan in the Sample Pool, we confirmed whether the loan currency shown on the Sample Pool agreed to that shown on the System. We found that the loan currency shown on the Sample Pool agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.3.2.
For each loan in the Sample Pool, we confirmed whether the loan currency shown on the Sample Pool agreed to that shown on the FoA. We found that the loan currency shown on the Sample Pool agreed to the FoA, except for 2 cases.

Loan ID	Description of exception
DT419	FoA unavailable
DT458	FoA unavailable

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.4.	Borrower Employment Status (AN22)

For each loan in the Sample Pool, we confirmed whether the employment status at origination shown on the Sample Pool agreed to that shown on the MI Data Extract. We found that the employment status at origination shown on the Sample Pool agreed to the MI Data Extract, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.5.	Primary Income Amounts (AN23)

For each loan in the Sample Pool, we confirmed whether the primary income amount shown on the Sample Pool agreed to that shown on the MI Data Extract. We found that the primary income amount shown on the Sample Pool agreed to the MI Data Extract, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors

2.6.	Origination Date (AN27)

2.6.1.
For each loan in the Sample Pool, we confirmed whether the origination date shown on the Sample Pool agreed to that shown on the System. We found that the origination date shown on the Sample Pool agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.6.2.
For each loan in the Sample Pool, we confirmed whether the FoA is dated on or before the origination date shown on the Sample Pool. We found that the FoA was dated on or before the origination date shown on the Sample Pool, except for 2 cases.

Loan ID	Description of exception
DT419	FoA unavailable
DT458	FoA unavailable

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.7.	Maturity Date (AN28)

2.7.1.
For each loan in the Sample Pool, we confirmed whether the maturity date shown on the Sample Pool agreed to that shown on the System. We found that the maturity date shown on the Sample Pool agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.7.2.
For each loan in the Sample Pool, we confirmed whether the maturity date shown on the Sample Pool agreed to that shown on the FoA. We found that the maturity date shown on the Sample Pool agreed to the FoA, except for 2 cases.

Loan ID	Description of exception
DT419	FoA unavailable
DT458	FoA unavailable

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.8.	Loan Term (AN29)

2.8.1.
For each loan in the Sample Pool, we confirmed whether the loan term shown on the Sample Pool agreed to that shown on the System, to within 1 month. We found that the loan term shown on the Sample Pool agreed to the System, to within 1 month, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.8.2.
For each loan in the Sample Pool, we recalculated the loan term using the origination date and maturity date shown in the Sample Pool (the “Calculated Loan Term”).  We confirmed whether the Calculated Loan Term agreed to the loan term shown on the Sample Pool, to within 1 month. We found that the Calculated Loan Term agreed to the loan term shown on the Sample Pool, to within 1 month, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors

2.9.	Original Principal Balance (AN31)

2.9.1.
For each loan in the Sample Pool, we confirmed whether the principal balance shown on the Sample Pool agreed to that shown on the System. We found that the principal balance shown on the Sample Pool agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.9.2.
For each loan in the Sample Pool, we confirmed whether the principal balance shown on the Sample Pool agreed to that shown on the FoA. We found that the principal balance shown on the Sample Pool agreed to the FoA, except for 2 cases.

Loan ID	Description of exception
DT419	FoA unavailable
DT458	FoA unavailable

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.10.	Current Principal Outstanding Balance (AN32)

For each loan in the Sample Pool, we confirmed whether the outstanding balance shown on the Sample Pool agreed to that shown on the System as at the Cut-off Date. We found that the outstanding balance shown on the Sample Pool agreed to the System as at the Cut-off Date, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.11.	Scheduled Payment Due (AN36)

2.11.1.
For each loan in the Sample Pool, we confirmed whether the payment due shown on the Sample Pool agreed to that shown on the System. We found that the payment due shown on the Sample Pool agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.11.2.
For each loan in the Sample Pool, we confirmed whether the payment due shown on the Sample Pool agreed to that shown on the FoA. We found that the payment due shown on the Sample Pool agreed to the FoA, except for 3 cases.

Loan ID	Description of exception
DT346	Sample Pool = £366.61; FoA = £367.99
DT419	FoA unavailable
DT458	FoA unavailable

As a result of the procedure performed there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

2.12.	Current Interest Rate Distribution (AN40)

2.12.1.
For each loan in the Sample Pool, we confirmed whether the interest rate shown on the Sample Pool agreed to that shown on the System. We found that the interest rate shown on the Sample Pool agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.12.1.
For each loan in the Sample Pool, we confirmed whether the interest rate shown on the Sample Pool agreed to that shown on the FoA. We found that the interest rate shown on the Sample Pool agreed to the FoA, except for 3 cases.

Loan ID	Description of exception
DT188	Sample Pool = 6.13%; FoA = 6.3%
DT419	FoA unavailable
DT458	FoA unavailable

As a result of the procedure performed there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

2.13.	Arrears Balance (AN43)

For each loan in the Sample Pool, we confirmed whether the arrears balance shown on the Sample Pool agreed to that shown on the System as at the Cut-off Date. We found that the arrears balance shown on the Sample Pool agreed to the System as at the Cut-off Date, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.14.	Number of Days in Arrears (AN45)

For each loan in the Sample Pool, we confirmed whether the number of days in arrears shown on the Sample Pool agreed to that shown on the System as at the Cut-off Date. We found that the number of days in arrears shown on the Sample Pool agreed to the System as at the Cut-off Date, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.15.	Payment Method (AN47)

For each loan in the Sample Pool, we confirmed whether the payment method shown on the Sample Pool agreed to that shown on the System. We found that the payment method shown on the Sample Pool agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.16.	Interest Rate Type (AN52)

2.16.1.
For each loan in the Sample Pool, we confirmed whether the interest rate type shown on the Sample Pool agreed to that shown on the System. We found that the interest rate type shown on the Sample Pool agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.16.2.
For each loan in the Sample Pool, we confirmed whether the interest rate type shown on the Sample Pool agreed to that shown on the FoA. We found that the interest rate type shown on the Sample Pool agreed to the FoA, except for 2 cases.

Loan ID	Description of exception
DT419	FoA unavailable
DT458	FoA unavailable

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors

2.17.	Date of Last County Court Judgement (“CCJ”) (AN77)

For each loan in the Sample Pool, we confirmed whether the date of last CCJ shown on the Sample Pool agreed to that shown on the MI Data Extract. We found that the date of last CCJ shown on the Sample Pool agreed to the MI Data Extract, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.18.	Bankruptcy or IVA Flag (AN78)

For each loan in the Sample Pool, we confirmed whether the bankruptcy/IVA indicator shown on the Sample Pool agreed to that shown on the MI Data Extract. We found that the bankruptcy/IVA indicator shown on the Sample Pool agreed to the MI Data Extract, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.19.	Seasoning

For each loan in the Sample Pool, we confirmed whether the System showed that at least one monthly payment had been made. We found that the System showed that at least one monthly payment had been made, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors

2.20.	Borrower Signature

For each loan in the Sample Pool, we confirmed whether the FoA had been signed in the space designated for the borrower or digitally acknowledged. We found that the FoA had been signed in the space designated for the borrower or digitally acknowledged, except for 2 cases.

Loan ID	Description of exception
DT419	FoA unavailable
DT458	FoA unavailable

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors

3.            Eligibility criteria

The management of the Seller provided the data file ‘Pavillion Consumer 25-1 July 2025 BoE Tape.xlsx’ (the “Eligibility Data File”) containing data in respect of the loan pool as at the Cut-off Date. For the avoidance of doubt, we have not independently verified the data in the Eligibility Data File. We used the Eligibility Data File to confirm whether certain eligibility criteria (as listed below which the Seller has identified as required to be met for the purpose of the Issue) had been met.

These procedures performed were as follows:

•	each loan is denominated in GBP.
•	each loan has an original term of < 85 months.
•	each loan has an original principal balance of ≥ £1,000 and ≤ £60,000.
•	No loan has the number of days in arrears > 90 days.

We confirmed that each loan in the Eligibility Data File agreed to the above criteria, with no exception

4.            Scope of this Asset Agreed Upon Procedures Report

The scope of our work in preparing this Asset Agreed Upon Procedures Report was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly, we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the appropriateness of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Report should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Report.

This Asset Agreed Upon Procedures Report has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Report is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this Asset Agreed Upon Procedures Report in connection with any offering of securities outside the United States

5.            Use of this Asset Agreed Upon Procedures Report

Subject to the terms specified in in our Engagement Letter dated 10 October 2025, this Asset Agreed Upon Procedures Report is provided solely for the private information and use of the Issuer, the Seller, the Arranger and Lead Manager and the Managers and is not intended to be and should not be used by anyone other than the Issuer, the Seller, the Arranger and Lead Manager and the Managers. This Agreed Upon Procedures Report should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedures Report, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our Engagement Letter. For the avoidance of doubt, the Arranger and Lead Manager and the Managers are being provided with the Asset Agreed Upon Procedures Report in their capacity as addressees and not the engaging party.

If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Report please do not hesitate to contact Louise Gill on +44 113 292 1299.

Yours truly,

Deloitte LLP